               UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  Form 13F-HR

                            FORM 13F-HR COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one):  [_] is a restatement
                                  [X] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Brookfield Asset Management Inc.
Address:  Brookfield Place
          181 Bay Street, Suite 300
          Toronto, Ontario M5J 2T3

Form 13F File Number: 028-14349

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   A.J. Silber
Title:  Vice President, Legal Affairs
Phone:  416-359-8598

Signature, Place, and Date of Signing:

    /s/ A.J. Silber               Toronto, CA                07/03/2012
------------------------    ------------------------  ------------------------
      [Signature]                   [Place]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  125

Form 13F Information Table Value Total:  12828
                                         ----------
                                         (thousands)

Confidential information has been omitted from the form 13F and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 No. 13F File Number Name
 --- --------------- ----------------------------------------------------------

 (1)    028-13826    Brookfield Investment Management Inc.

 (2)    028-13827    AMP Capital Brookfield (US) LLC

 (3)    028-14362    Brookfield Asset Management Private Institutional Capital
                     Adviser (Canada) LP

Brookfield Asset Management Inc.
FORM 13F
As of December 31, 2011

                                                                                  Voting Authority
                                                                                  ----------------
                                                    Value    Shares/     Sh/ Put/ Invstmt Other
Name of Issuer            Title of class  CUSIP     (x$1000) Prn Amt     Prn Call Dscretn Managers    Sole      Shared    None
--------------            --------------  --------- -------- ----------- --- ---- ------- -------- ----------- --------- -------
Alexander's Inc..........     COM         014752109    6024        16280 SH       Defined   (1)(2)        8300              7980
American Water Works
  Co Inc.................     COM         030420103   13563       425700 SH       Defined   (1)(2)      425700
Annaly Capital
  Management Inc.........     COM         035710409    2956       185200 SH       Defined   (1)(2)       97500             87700
AvalonBay Communities
  Inc....................     COM         053484101   95064       727902 SH       Defined   (1)(2)      536002            191900
Avatar Holdings Inc......     COM         053494100    4260       593305 SH       Defined   (1)(2)      353600            239705
BANK OF AMERICA
  CORPORATION............     COM         060505104  31,155    5,603,500 SH       Defined            5,603,500
BANK OF AMERICA
  CORP...................     COM         060505104   31155      5603500 SH       Defined      (1)     5603500
BANK OF AMERICA               *W EXP
  CORPORATION............     10/28/201   060505153     139      450,000 SH       Defined              450,000
BANK OF AMERICA               *W EXP
  CORP...................     10/28/201   060505153     140       450000 SH       Defined      (1)      450000
BANK MONTREAL
  QUE....................     COM         063671101     192         3500 SH       Defined                 3500
BANK NOVA SCOTIA
  HALIFAX................     COM         064149107     174         3500 SH       Defined                 3500
Boston Properties Inc....     COM         101121101  123858      1243559 SH       Defined   (1)(2)      920159            323400
Brandywine Realty             SH BEN INT
  Trust..................     NEW         105368203   76132      8013946 SH       Defined   (1)(2)     6201452           1812494
BREITBURN ENERGY              COM UT
  PARTNERS LP............     LTD PTN     106776107     249        13075 SH       Defined      (1)       13075
BROOKDALE SR
  LIVING INC.............     COM         112463104    1078        62000 SH       Defined                62000
Brookdale Senior Living
  Inc....................     COM         112463104  145194      8349258 SH       Defined   (1)(2)     6495259           1853999
BROOKFIELD OFFICE
  PPTYS INC..............     COM         112900105 3900030  249,362,561 SH       Defined          249,362,561
Brookfield Properties
  Corp...................     COM         112900105   55489      3547886 SH       Defined   (1)(2)     3038986            508900
Camden Property Trust....     SH BEN INT  133131102   74174      1191738 SH       Defined   (1)(2)      984338            207400
CDN IMPERIAL BK OF
  COMMERCE...............     COM         136069101     166         2300 SH       Defined                 2300
CANADIAN NAT RES
  LTD....................     COM         136385101     224         6000 SH       Defined                 6000
CEDAR FAIR L P...........     DEPOSITRY
                              UNIT        150185106    1046        48639 SH       Defined                48639
CEMEX SAB DE CV..........     SPON ADR
                              NEW         151290889   3,778      701,000 SH       Defined              701,000
CEMEX SAB DE CV..........     SPON ADR
                              NEW         151290889    3778       701000 SH       Defined      (1)      701000
CITIGROUP INC............     COM NEW     172967424   27868      1059200 SH       Defined      (1)     1059200
CommonWealth REIT........     COM SH
                              BEN INT     203233101    5791       348000 SH       Defined   (1)(2)      137000            211000
Commonwealth REIT             6.50% PFD
  6.50% Serie............     CUM Co      203233408    5748       283300 SH       Defined   (1)(2)      283300
Cemig SA.................     SP ADR N-V
                              PFD         204409601   10151       570600 SH       Defined   (1)(2)      570600
Crown Castle
  International Cor......     COM         228227104   20436       456150 SH       Defined   (1)(2)      456150
Digital Realty Trust
  Inc....................     COM         253868103    5018        75271 SH       Defined   (1)(2)       75271
EastGroup Properties
  Inc....................     COM         277276101   27505       632600 SH       Defined   (1)(2)      215900            416700
Emeritus Corp............     COM         291005106   14047       802237 SH       Defined   (1)(2)      331100            471137
Enterprise Products
  Partners L.............     COM         293792107   13835       298300 SH       Defined   (1)(2)      298300
Essex Property Trust
  Inc....................     COM         297178105   74245       528400 SH       Defined   (1)(2)      384100            144300
Forest City Enterprises
  Inc....................     CL A        345550107    1157        97900 SH       Defined   (1)(2)       97900
GENERAL GROWTH
  PPTYS INC NEW..........     COM         370023103 5342975    355724031 SH       Defined      (3)             355724031
General Growth
  Properties Inc.........     COM         370023103  126284      8407708 SH       Defined   (1)(2)     7104230           1303478
HUNTSMAN CORP............     COM         447011107    1219       121871 SH       Defined      (1)      121871
Inergy LP................     UNIT LTD
                              PTNR        456615103    4860       199000 SH       Defined   (1)(2)      199000
ITC Holdings Corp........     COM         465685105   12854       169400 SH       Defined   (1)(2)      169400
LAS VEGAS SANDS
  CORP...................     COM         517834107    1043       24,400 SH       Defined               24,400
LENNAR CORP..............     CL A        526057104     197       10,000 SH       Defined               10,000
Lennar Corp..............     CL A        526057104   51657      2628862 SH       Defined   (1)(2)     2348262            280600
LENNAR CORP..............     CL B        526057302     481       30,870 SH       Defined               30,870
LENNAR
  CORPORATION............     CL B        526057302     481        30870 SH       Defined      (1)       30870
LOWES COS INC............     COM         548661107    1053       41,500 SH       Defined               41,500
MarkWest Energy               UNIT LTD
  Partners LP............     PARTN       570759100    7582       137700 SH       Defined   (1)(2)      137700
National Grid PLC........     SPON ADR
                              NEW         636274300    6855       141400 SH       Defined   (1)(2)      141400
NISKA GAS STORAGE             UNIT LTD
  PARTNERS LLC...........     LIABI       654678101     111        12500 SH       Defined      (1)       12500
NORTH AMERICAN
  ENERGY PARTNERS........     COM         656844107    4545       705698 SH       Defined      (1)      705698
Northeast Utilities......     COM         664397106    5688       157707 SH       Defined   (1)(2)      157707
NorthWestern Corp........     COM         668074305    6668       186300 SH       Defined   (1)(2)      186300
Oneok Inc................     COM         682680103   16254       187500 SH       Defined   (1)(2)      187500
PAA Natural Gas Storage       COM UNIT
  LP.....................     LTD         693139107    4729       252200 SH       Defined   (1)(2)      252200
Pennsylvania Real Estate
  Inves..................     SH BEN INT  709102107   15480      1482751 SH       Defined   (1)(2)      547600            935151
Plains All American           UNIT LTD
  Pipeline L.............     PARTN       726503105    7066        96200 SH       Defined   (1)(2)       96200
Ramco0Gershenson              PERP PFD-
  Series D 7.25..........     D CV        751452608    3283        77000 SH       Defined   (1)(2)       77000
Rayonier Inc.............     COM         754907103   55889      1252281 SH       Defined   (1)(2)     1035281            217000
ROYAL BK CDA
  MONTREAL QUE...........     COM         780087102     255         5000 SH       Defined                 5000
RYLAND GROUP INC.........     COM         783764103     303        19250 SH       Defined      (1)       19250
Sempra Energy............     COM         816851109    8508       154684 SH       Defined   (1)(2)      154684
Simon Property Group
  Inc....................     COM         828806109  292772      2270608 SH       Defined   (1)(2)     1869892            400716
Spectra Energy Corp......     COM         847560109   48137      1565430 SH       Defined   (1)(2)     1565430
TECK COMINCO
  LIMITED................     CL B        878742204    2562        72800 SH       Defined      (1)       72800
TECUMSEH PRODS CO........     CL B        878895101    2225       500000 SH       Defined               500000
TORONTO DOMINION
  BK ONT.................     COM         891160509     322         4300 SH       Defined                 4300
Vornado Realty Trust.....     SH BEN INT  929042109    1960        25500 SH       Defined   (1)(2)       25500
Weingarten Realty
  Investors..............     SH BEN INT  948741103    1183        54200 SH       Defined   (1)(2)       54200
Weyerhaeuser Co..........     COM         962166104    5618       300900 SH       Defined   (1)(2)                        300900
Williams Cos Inc/The.....     COM         969457100     822        24900 SH       Defined   (1)(2)       24900
JPMORGAN CHASE &              *W EXP
  CO.....................     10/28/201   46634E114     850       100000 SH       Defined      (1)      100000
Alerian MLP ETF..........     Alerian MLP 00162Q866     189        11354 SH       Defined   (1)(2)       11354
B&G FOODS INC............     COM         05508R106     481        20000 SH       Defined      (1)       20000
Beazer Homes USA Inc.....     COM         07556Q105    3146      1268505 SH       Defined   (1)(2)      905278            363227
BROOKFIELD
  RESIDENTIAL
  PPTYS..................     COM         11283W104  573981   73,493,112 SH       Defined           73,493,112
Brookfield Residential
  Propert................     COM         11283W104    6066       776710 SH       Defined   (1)(2)      776710
CenterPoint Energy Inc...     COM         15189T107   20119      1001440 SH       Defined   (1)(2)     1001440
Chesapeake Midstream
  Partners...............     UNIT        16524K108    7154       246700 SH       Defined   (1)(2)      246700
China Real Estate
  Information............     ADR         16948Q103    1968       485900 SH       Defined   (1)(2)      218000            267900
Coresite Realty Corp.....     COM         21870Q105   19150      1074620 SH       Defined   (1)(2)      441420            633200
Corporate Office
  Properties Tr..........     SH BEN INT  22002T108  102018      4798568 SH       Defined   (1)(2)     3935668            862900
Crosstex Energy Inc......     COM         22765Y104    3404       269300 SH       Defined   (1)(2)      269300
DDR Corp.................     COM         23317H102   79784      6555779 SH       Defined   (1)(2)     5520113           1035666
D R HORTON INC...........     COM         23331A109     123        9,750 SH       Defined                9,750
Douglas Emmett Inc.......     COM         25960P109   68429      3751577 SH       Defined   (1)(2)     2636277           1115300
El Paso Corp.............     COM         28336L109   17414       655400 SH       Defined   (1)(2)      655400
Enbridge Inc.............     COM         29250N105   51497      1380365 SH       Defined   (1)(2)     1380365
Enbridge Energy Partners
  LP.....................     COM         29250R106   11646       350900 SH       Defined   (1)(2)      350900
Energy Transfer Partners      UNIT LTD
  LP.....................     PARTN       29273R109    6213       135500 SH       Defined   (1)(2)      135500
Energy Transfer Equity        COM UT
  LP.....................     LTD PTN     29273V100   14073       346800 SH       Defined   (1)(2)      346800
EPR 5.75% Pfd                 PFD C CNV
  Series C...............     5.75%       29380T402    1142        59400 SH       Defined   (1)(2)       59400
Equity Lifestyle
  Properties In..........     COM         29472R108   47176       707392 SH       Defined   (1)(2)      544292            163100
Equity Residential.......     SH BEN INT  29476L107   60864      1067222 SH       Defined   (1)(2)     1067222
FRONTIER
  COMMUNICATIONS
  CORP...................     COM         35906A108     495        96075 SH       Defined      (1)       96075
GENERAL MOTORS CO........     COM         37045V100   12894       636126 SH       Defined      (1)      636126
GENERAL MOTORS CO........     *W EXP
                              07/10/201   37045V118     109        9,254 SH       Defined                9,254
GENERAL MOTORS CO........     *W EXP
                              07/10/201   37045V118     401        34206 SH       Defined      (1)       34206
GENERAL MOTORS CO........     *W EXP
                              07/10/201   37045V126      72        9,254 SH       Defined                9,254
GENERAL MTRS CO..........     *W EXP
                              07/10/201   37045V126    1216       60,000 SH       Defined               60,000
GENERAL MOTORS CO........     *W EXP
                              07/10/201   37045V126     267        34206 SH       Defined      (1)       34206
Health Care REIT Inc.....     COM         42217K106   97694      1791568 SH       Defined   (1)(2)     1412068            379500
HOWARD HUGHES
  CORP...................     COM         44267D107  107095      2424618 SH       Defined      (3)               2424618
JP MORGAN CHASE &
  CO.....................     COM         46625H100   24289       730500 SH       Defined      (1)      730500
KB Home..................     COM         48666K109    6009       894200 SH       Defined   (1)(2)      377200            517000
Kinder Morgan
  Management LLC.........     SHS         49455U100   10125       128950 SH       Defined   (1)(2)      128950
MITEL NETWORKS
  CORP...................     COM         60671Q104    1240       389800 SH       Defined      (1)      389800
NuStar Energy LP.........     UNIT COM    67058H102    6527       115200 SH       Defined   (1)(2)      115200
Parkway Properties Inc/
  Md.....................     COM         70159Q104   10338      1048454 SH       Defined   (1)(2)      538700            509754
ProLogis.................     COM         74340W103  118516      4145355 SH       Defined   (1)(2)     3446855            698500
Provident Energy Ltd.....     COM         74386V100    3241       334500 SH       Defined   (1)(2)      334500
Public Storage...........     COM         74460D109  168648      1254260 SH       Defined   (1)(2)     1044660            209600
Regency Energy Partners       COM UNITS
  LP.....................     L P         75885Y107    6993       281300 SH       Defined   (1)(2)      281300
SBA Communications
  Corp...................     COM         78388J106   16226       377700 SH       Defined   (1)(2)      377700
SL Green Realty Corp.....     COM         78440X101   82196      1233426 SH       Defined   (1)(2)      907343            326083
Starwood Hotels &
  Resorts Worl...........     COM         85590A401   69432      1447400 SH       Defined   (1)(2)     1162200            285200
Targa Resources Partners
  LP.....................     COM UNIT    87611X105    4440       119100 SH       Defined   (1)(2)      119100
Targa Resources Corp.....     COM         87612G101    8268       203200 SH       Defined   (1)(2)      203200
Tesoro Logistics LP......     COM UNIT
                              LP          88160T107    2902        88200 SH       Defined   (1)(2)       88200
TransCanada Corp.........     COM         89353D107   34225       784803 SH       Defined   (1)(2)      784803
TRANSCANADA CORP.........     COM         89353D107     393         9000 SH       Defined                 9000
Ventas Inc...............     COM         92276F100  117140      2124792 SH       Defined   (1)(2)     1725929            398863
WINDSTREAM CORP..........     COM         97381W104     645        54900 SH       Defined      (1)       54900
BROOKFIELD INFRAST            LP INT
  PARTNERS...............     UNIT        G16252101    1355        48930 SH       Defined                48930
DIANA SHIPPING INC.......     COM         Y2066G104     374       50,000 SH       Defined               50,000
DIANA
  CONTAINERSHIPS
  INC....................     COM         Y2069P101       9         1627 SH       Defined                 1627